Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases
Future minimum lease payments under
non-cancelable
operating leases subsequent to June 30, 2021 are as follows (in thousands):

2021	$961
2022	1,963
2023	2,023
2024	2,093
2025	2,166
Thereafter	9,448

$18,654

Future minimum lease payments under
non-cancelable
operating leases for the years succeeding December 31, 2020 are as follows (in thousands):

2021	$1,941
2022	1,963
2023	2,023
2024	2,093
2025	2,166
Thereafter	9,448

$19,634